INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Investments [Abstract]
Schedule of carrying values of equity securities

At June 30, 2019 and December 31, 2018, the carrying values of equity securities were included in the following line items in our consolidated balance sheets (in thousands):

	June 30, 2019		December 31, 2018
	Fair Value with Changes Recognized in Income	Measurement Alternative - No Readily Determinable Fair Value	Fair Value with Changes Recognized in Income	Measurement Alternative - No Readily Determinable Fair Value
Marketable securities	$32,890	$—	$49,581	$—
Long-term investment at cost	—	—	—	538
Total equity securities	$32,890	$—	$49,581	$538